                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751

                      FORTRESS REGISTERED INVESTMENT TRUST
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY                    10105
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's unaudited semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS REGISTERED INVESTMENT TRUST

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       1

CONSOLIDATED FINANCIAL STATEMENTS (Unaudited):

   Consolidated Statement of Assets and Liabilities at June 30, 2007          2

   Consolidated Schedule of Investments at June 30, 2007                      3

   Notes to Consolidated Schedule of Investments                              5

   Consolidated Statement of Operations for the Six Months Ended June 30,
      2007 and Consolidated Financial Highlights for the Six Months Ended
      June 30, 2007 and the Years Ended December 31, 2006, 2005, 2004,
      2003 and 2002                                                           6

   Consolidated Statement of Cash Flows for the Six Months Ended
      June 30, 2007                                                           7

   Consolidated Statements of Changes in Net Assets for the Six Months
      Ended June 30, 2007 and the Year Ended December 31, 2006                8

   Notes to Consolidated Financial Statements                                 9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of Fortress Registered Investment Trust


We have reviewed the accompanying consolidated statement of assets and liabilities of Fortress Registered Investment Trust (the "Company"), including the consolidated schedule of investments, as of June 30, 2007, and the related consolidated statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended June 30, 2007. These interim consolidated financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim consolidated financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statement of changes in net assets for the year ended December 31, 2006, and financial highlights for each of the five years in the period ended December 31, 2006, and in our report dated February 28, 2007, we expressed an unqualified opinion on such consolidated statement of changes in net assets and financial highlights.


                                               /s/ Ernst & Young



August 27, 2007
New York, New York

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                   June 30, 2007
                                                                   -------------
ASSETS
   Investments in controlled affiliates, at fair value
      (cost $52,764)                                                $ 1,538,998
   Cash and cash equivalents                                             30,180
   Dividends receivable                                                     851
   Due from affiliates                                                   17,324
   Other assets                                                          23,094
                                                                    -----------
                                                                      1,610,447
                                                                    -----------
LIABILITIES
    Due to affiliates                                               $     9,637
    Foreign exchange hedge liability                                     14,378
    Preferred equity (mandatorily redeemable)                                52
    Other liabilities                                                     1,541
                                                                    -----------
                                                                         25,608
                                                                    -----------
Commitments and contingencies                                                --
                                                                    -----------
NET ASSETS (1,000,000 shares issued and outstanding)                $ 1,584,839
                                                                    ===========
NET ASSETS CONSIST OF:
   Capital paid in                                                  $   974,134
   Capital distributed                                               (1,040,571)
   Undistributed net investment income                                   22,238
   Undistributed net realized capital gains                             157,182
   Accumulated net unrealized gain                                    1,471,856
                                                                    -----------
                                                                    $ 1,584,839
                                                                    ===========

See notes to financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2007

                                                                                                           DIVIDENDS,
                                                                                               NUMBER OF    INTEREST
                                                                                                SHARES,        AND
                              % OF                                                             PRINCIPAL/   REALIZED
                            CONTROLLED    COST                                                  NOTIONAL    GAINS AND
                             AFFILIATE   (C)(D)     NAME OF ISSUE OR NATURE OF INDEBTEDNESS      AMOUNT      LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (A)       OWNED     (000S)          HELD BY CONTROLLED AFFILIATE            (000S)      (000S)       (000S)
------------------------    ----------  --------  ------------------------------------------  -----------  ----------  -----------
FRIT Capital Trading LLC        100%    $ 18,000  U.S. Government treasury securities; yield  $ 1,801,200   $ 9,193    $ 1,758,074
                                                  4.97%; sold July 2007
                                                  Repurchase agreements with Deutsche Bank;   $(1,740,493)   (9,798)    (1,740,493)
                                                  5.03%; repaid July 2007
                                                  Cash at custodial account                   $       419        --            419

FRIT Palazzo Due LLC            100%          21  Palazzo Finance Due S.p.A. Class D Asset    E    11,575        --         17,961
                                                  Backed (E 11,475 face value, Euribor plus
                                                  9%) and Class E (E 100 face value, 15% per
                                                  annum)
                                              --  Cash                                        $        68        --             68

Portland Acquisition I LLC      100%      16,651  168,000 square foot building in Portland,            --        --         12,000
                                                  Oregon

Ital SP Acquisition GP          100%       2,581  Undivided net interest in approximately              --        --         25,969
   LLC, SPGP LLC, FRIT                            6,600 Italian defaulted secured loans
   Ital SP Acquisition LP
   and FRIT SP LP

NCS I LLC                        42%          --  NCS Holding Company, a speciality finance             1     1,581         18,555
                                                  company and loan servicer, common stock

FRIT Holdings LLC               100%       5,597  Proceeds due from underwriter (e) (g)       $   700,184        --        700,184
                                                  Mapeley Limited, a British real estate            6,740         2        379,910
                                                  operating company, common stock (e)
                                                  Restricted cash related to Royal Bank of    $     6,217       113          6,217
                                                  Scotland swaps
                                                  Royal Bank of Scotland swaps related to              --        --            431
                                                  FRIT Palazzo Due LLC
                                                  Cash collateral for stock loan (e)          $    14,427        --         14,427

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2007

                                                                                                           DIVIDENDS,
                                                                                               NUMBER OF    INTEREST
                                                                                                SHARES,        AND
                              % OF                                                             PRINCIPAL/   REALIZED
                            CONTROLLED    COST                                                  NOTIONAL    GAINS AND
                             AFFILIATE   (C)(D)     NAME OF ISSUE OR NATURE OF INDEBTEDNESS      AMOUNT      LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (A)       OWNED     (000S)          HELD BY CONTROLLED AFFILIATE            (000S)      (000S)       (000S)
------------------------    ----------  --------  ------------------------------------------  -----------  ----------  -----------
FRIT Holdings LLC                                 Brookdale Senior Living Inc., an owner and
(continued)                                       operator of senior living facilities,
                                                  common stock (e)                                  7,400        --        337,218
                                                  Dividends receivable (e)                    $     3,700        --          3,700
                                                  Stock loan payable; 3-month LIBOR plus
                                                  3.5% and due December 2007 (Note 5)         $   140,000   $  (774)      (140,805)

Ital Investment Holdings        100%       3,399  100% net economic interest in Palazzo                --        --         67,262
   II LLC and Ital Tre                            Finance Quattro Limited, an owner of
   Investors LP                                   approximately 4,300 nonperforming Italian
                                                  secured loans on real estate, subject to a
                                                  E 85 million loan from Lehman Brothers,
                                                  bearing interest at 3-month Euribor plus
                                                  1.50% and due June 2008.

                                                  Cash                                        $       236        --            236

Direct investments of FRIT                    69  Crown Castle International Corp. (formerly            2    24,732             73
                                                  Global Signal Inc.), a provider of
                                                  wireless communications tower rental
                                                  space, common stock (f)

                                           6,446  Brookdale Senior Living Inc., an owner and        1,702     1,616         77,592
                                                  operator of senior living facilities,
                                                  common stock
                                        --------                                                            -------    -----------
   Total Investments (b)                $ 52,764                                                            $26,665    $ 1,538,998
                                        ========                                                            =======    ===========

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related debt and equity securities.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $827.5 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $711.5 million (gross unrealized appreciation of $770.4 million and gross unrealized depreciation of $58.9 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e)  These assets serve as collateral for the stock loan (Note 5).

(f) Crown Castle International Corp. completed its merger with Global Signal on January 12, 2007. The remaining 2,000 shares are held in the name of an affiliate for the beneficial ownership of FRIT. Refer to note 6 regarding information on this transaction.

(g) The amount shown represents a receivable due from the underwriter from the sale of Crown Castle International Corp. shares on June, 28 2007.

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS (Unaudited) (dollar amounts in thousands)

                                                                Six Months Ended
                                                                  June 30, 2007
                                                                   (Unaudited)
                                                                ----------------
Income
   Dividends from controlled affiliate                             $   1,620
   Interest income from controlled affiliate                             113
   Bank interest                                                       1,035
   Other income                                                           82
                                                                   ---------
                                                                       2,850
                                                                   ---------
Expenses
   Interest expense from controlled affiliate                            144
   Compensation and  benefits, net of compensation
      paid indirectly by the managing member - Note 3                     57
   General and administrative expense                                  1,488
                                                                   ---------
                                                                       1,689
                                                                   ---------
Net investment income                                                  1,161
Net realized gain from controlled affiliate investments               25,076
Net unrealized loss on controlled affiliate investments             (107,906)
Net realized loss from foreign exchange hedges                       (10,116)
Net unrealized loss on foreign exchange hedges                        (1,862)
                                                                   ---------
Net loss on investments                                              (94,808)
                                                                   ---------
Net decrease in net assets  resulting from operations              $ (93,647)
                                                                   =========

FINANCIAL HIGHLIGHTS

                                                                 Six Months
                                                                   Ended                   Year Ended December 31,
                                                                  June 30,   ---------------------------------------------------
                                                                    2007        2006        2005       2004      2003     2002
                                                                -----------  ---------   ---------   --------  -------  --------
                                                                (Unaudited)
Disclosure of certain ratios:
   Ratio of total  expenses to average net assets                     0.2%*        1.7%        0.6%       1.0%     1.5%      2.0%
   Ratio of net investment income (loss) to average net assets        0.1%*        1.4%        3.7%       3.3%     5.2%      7.4%
   Portfolio turnover rate***                                         6.0%*        9.8%       27.1%       8.4%    20.2%     41.3%
   IRR since inception                                               35.5%        37.8%       36.6%      27.8%    14.5%     18.6%
   Total return                                                      (5.6)%       47.6%#      98.9%#     76.8%     4.7%     14.6%

Per share information:
   Net assets,  beginning of period                             $1,678.49    $1,234.02   $  964.37   $ 667.63  $698.69  $ 611.16
   Net investment income**                                           1.16        21.08       42.06      26.86    34.28     46.94
   Net realized gain from controlled affiliate investments**        25.08       316.14       78.35     124.93     2.41     29.90
   Net unrealized gain/(loss) on controlled affiliate
      investments**                                               (107.91)      296.92      775.58     446.13    (4.67)     5.90
   Net realized gain/(loss) from foreign exchange hedges**         (10.12)      (38.43)      24.40     (20.15)    0.00      0.00
   Net unrealized (loss) on foreign exchange hedges**               (1.86)      (15.75)       0.00       0.00     0.00      0.00
                                                                ---------    ---------   ---------   --------  -------  --------
   Net decrease in net assets resulting from operations**          (93.65)      579.96      920.39     577.77    32.02     82.74
   Contributions                                                       --           --        0.00      99.79     0.00    276.36
   Distributions (includes tax return of capital
      distributions of $0.00, $0.00, $552.59, $241.27, $0.00
      and $222.81, respectively)                                       --      (135.49)    (650.74)   (380.82)  (63.08)  (271.57)
                                                                ---------    ---------   ---------   --------  -------  --------
   Net assets, end of period                                    $1,584.84    $1,678.49   $1,234.02   $ 964.37  $667.63  $ 698.69
                                                                =========    =========   =========   ========  =======  ========

*    Annualized

** Based on the weighted average number of shares outstanding during the period of 1,000,000.

*** Rate is computed based on the lesser of purchases and sales (contributions and distributions) of controlled affiliates.

# The total return percentages for 2006 and 2005 have been revised from 51.9% and 111.4%, respectively, as a result of a change in the treatment of the hypothetical reinvestment of income distributions.

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                                Six Months Ended
                                                                  June 30, 2007
                                                                   (Unaudited)
                                                                ----------------
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations               $(93,647)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
      Net realized gain from controlled affiliate investments       (25,076)
      Net unrealized loss on controlled affiliate investments       107,906
      Net realized loss from foreign exchange hedges                 10,116
      Net unrealized loss on foreign exchange hedges                  1,862
      Investments in controlled affiliates                          (49,703)
      Distributions from controlled affiliates                       82,956
      Payments under foreign exchange hedges                        (10,116)
      Change in:
         Due from affiliates                                         (6,329)
         Other assets                                               (22,816)
         Compensation and benefits payable                          (18,885)
         Due to affiliates                                            9,614
         Other liabilities                                             (595)
         Dividends receivable                                           (85)
                                                                   --------
Net cash used in operating activities                               (14,798)
                                                                   --------
NET DECREASE IN CASH AND CASH EQUIVALENTS                           (14,798)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                       44,978
                                                                   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD                           $ 30,180
                                                                   ========
CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                   $     --
                                                                   ========

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                        Six Months Ended
                                          June 30, 2007        Year Ended
                                           (Unaudited)     December 31, 2006
                                        ----------------   -----------------
Increase (decrease) in net assets
   resulting from operations
   Net investment income                   $    1,161         $   21,077
   Net gain (loss) on investments             (94,808)           558,880
                                           ----------         ----------
Net (decrease) Increase in net assets
   resulting from operations                  (93,647)           579,957
Distributions of realized gains                    --           (135,489)
                                           ----------         ----------
Net (decrease) increase in net assets         (93,647)           444,468
Net assets, beginning of period             1,678,486          1,234,018
                                           ----------         ----------
Net assets, end of period                  $1,584,839         $1,678,486
                                           ==========         ==========
Undistributed net investment income        $   22,238         $   21,077
                                           ==========         ==========

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

1.   ORGANIZATION

     Fortress Registered Investment Trust (together with its subsidiaries, "FRIT") was formed on November 23, 1999 as a Delaware business trust and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FRIT principally invests in real estate-related debt and equity securities. The sole substantive investor in FRIT is Fortress Investment Fund LLC ("Fund I").

     FUND I

     The managing member of Fund I is Fortress Fund MM LLC (the "Fund I Managing Member"), which is approximately 98% owned, through subsidiaries, by Newcastle Investment Holdings LLC ("Holdings"), and approximately 2% owned by FIG LLC (formerly Fortress Investment Group LLC) (the "Manager") and its affiliates. Holdings and its affiliates, including the Fund I Managing Member, have committed to contribute an aggregate of $100 million, or approximately 11.5% of Fund I's total committed capital, to Fund I; in the aggregate, Holdings and 21 unaffiliated investors (collectively, the "Investors") have committed approximately $872.8 million (the "Capital Commitment") to Fund I. The Capital Commitment was available for all Fund I business, including new investments, over the three years ended April 28, 2003. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund I and its Sisterco, which was formed in February 2006.

     The Fund I Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund I's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to the Investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund I if, upon liquidation of Fund I, the amounts ultimately distributed to the Fund I Managing Member exceed its allocable amount. Fund I is managed by the Manager pursuant to the Managing Member's operating agreement and a management agreement between the Manager and the Fund I Managing Member. In accordance with those agreements, (a) the Manager is entitled to 100% of the management fee payable by Fund I, as further described in Note 3, (b) the Manager is entitled to 50% of the Incentive Return payable by Fund I, (c) Holdings is entitled to 50% of the Incentive Return payable by Fund I and (d) Holdings is entitled to receive 100% of the investment income or loss attributable to the capital invested in Fund I by the Fund I Managing Member. The Manager of Fund I also manages Holdings.

     As of June 30, 2007, Fund I had drawn, net of recallable capital distributions, $854.0 million (or 97.8%) of its committed capital.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). As a RIC, FRIT reports its investments at fair value, including its investments in subsidiaries. As a RIC, FRIT does not consolidate its majority-owned and controlled investments, except to the extent that such companies are investment companies or operating subsidiaries. None of FRIT's investments were investment companies during the period. FRIT consolidates its operating subsidiary, Fortress Capital Finance LLC ("FCF"). All significant intercompany transactions and balances have been eliminated.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, FRIT may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FRIT's investments in loans, securities or derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FRIT. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks. FRIT also invests in the securities of companies located outside of the United States. FRIT's international operations are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FRIT is subject to tax risks. If FRIT were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate tax rates, which could be material.

     VALUATION OF INVESTMENTS - Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FRIT's valuation policies as approved by FRIT's board of trustees. Such policies include, among other methods, the utilization of discounted cash flow analyses.

     Investments in entities whose functional currency is other than the U.S. dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FRIT does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held. FRIT may utilize foreign currency exchange contracts for the purpose of hedging, in part, the risk of changes in foreign currency exchange rates with respect to its investments. Such foreign exchange hedges are recorded at their estimated fair value with changes in value reflected as a component of income in the period of change.

     Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by FRIT, and the differences could be material.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these consolidated financial statements as FRIT's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition. During the six months ended June 30, 2007, no distributions have been declared or paid from FRIT.

     The tax basis components of distributable earnings, representing the cumulative results of changes in net assets from operations, net of distributions to shareholders, as of the tax year ended December 31, 2006 were as follows:

Undistributed ordinary income                                         $       --
Undistributed long-term capital gains                                         --
Accumulated unrealized appreciation                                    2,015,899

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     The difference between book basis and tax basis accumulated unrealized appreciation is generally due to non-taxable distributions by controlled affiliates of FRIT which were treated as income for book purposes. These distributions have reduced the tax basis of certain controlled affiliates to amounts lower than the book basis, which in turn increases the tax basis accumulated unrealized appreciation in comparison to book basis accumulated unrealized appreciation.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FRIT records security transactions on the trade date. Realized gains are recognized to the extent sales proceeds exceed investment cost. Realized losses are recognized where investment cost exceeds proceeds or when a write down is recorded. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date it is received. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on investments are amortized over the life of the respective investment using the effective interest method.

     FRIT does not accrue interest on loans that are past due more than 90 days, or sooner when the probability of collection of interest is deemed insufficient to warrant further accrual. Upon such a determination, these loans are considered to be non-performing.

     CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - FRIT considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Restricted cash consists of cash held by counterparties as collateral for transactions or per certain contracts. Substantially, all of FRIT's amounts on deposit with major financial institutions exceed insured limits.

     RECENT ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing FRIT's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained on review by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FRIT adopted FIN 48 on January 1, 2007. The adoption of FIN 48 did not have a material effect on FRIT's financial condition or results of operations.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. The adoption of SFAS 157 is not expected to have a material impact on FRIT's financial condition or results of operations.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     In June 2007, Statement of Position No. 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1") was issued. SOP 07-1 addresses whether the accounting principles of the Audit and Accounting Guide for Investment Companies may be applied to an entity by clarifying the definition of an investment company and whether those accounting principles may be retained by a parent company in consolidation or by an investor in the application of the equity method of accounting. SOP 07-1 applies to reporting periods beginning on or after December 15, 2007. Management has determined that FRIT continues to meet the definition of an investment company under this new guidance. With respect to FRIT's controlled affiliate subsidiaries, management is evaluating the implications of SOP 07-1 and its impact on the financial statements.

     In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities." SFAS 159 permits entities to choose to measure many financial instruments, and certain other items, at fair value. SFAS 159 applies to reporting periods beginning after November 15, 2007. FRIT is currently evaluating the potential impact on adoption of SFAS 159.

3.   MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

     FUND I

     The Manager is paid annual fees by Fund I in exchange for advising Fund I on various aspects of its business, formulating Fund I's investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing Fund I's day-to-day operations. In addition, the Manager may be reimbursed for various expenses incurred by the Manager on Fund I's behalf, including the costs of legal, accounting and other administrative activities.

     The management fee is calculated at an annual rate of 1.0% of Fund I's Invested Capital (as defined). Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each Investor's capital commitment. Holdings and its affiliates are not required to contribute capital to Fund I to fund any portion of the management or administrative fees incurred.

     During the six months ended June 30, 2007, Fund I incurred $0.4 million of management and administrative fees.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis as the return on the investment is realized. Accordingly, an Incentive Return may be paid to the Fund I Managing Member in connection with a particular Fund I investment if and when such investment generates proceeds to Fund I in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund I the aggregate amount paid to the Fund I Managing Member as Incentive Return exceeds the amount actually due to the Fund I Managing Member (that is, amounts that should instead have been paid to Investors) after taking into account the aggregate return to Investors, the excess is required to be returned by the Fund I Managing Member (that is "clawed back") to Fund I. From inception through June 30, 2007, $129.7 million of Incentive Return has been distributed, $107.6 million of which is subject to clawback.

     FRIT

     Certain employees and affiliates of FRIT, Fund I and the Manager own $0.1 million of mandatorily redeemable preferred equity in FRIT which is entitled to cumulative preferred dividends at an annual rate of 10% with a liquidation preference of $0.1 million.

     In 2001, an employee co-investment program was adopted whereby certain employees of the Manager and of FRIT's operating subsidiary have the opportunity to invest in Fund I by purchasing part of Holdings' investment. The purpose of the program is to align the interests of FCF's employees and the employees of the Manager with those of Fund I's Investors, including Holdings, and to enable the Manager and FCF to retain such employees and provide them with appropriate incentives and rewards for their performance. These employees are integral to the success of FRIT, Fund I and Holdings. Holdings have set aside $10.0 million of its commitment to Fund I for this program, of which $6.9 million has been allocated. The Manager paid $0.1 million of the purchase price of these commitments on behalf of employees.

     FRIT is party to an agreement (the "Expense Allocation Agreement") between FRIT and other investment vehicles managed by the Manager (the "Managed Funds") whereby certain operating expenses of the Managed Funds' operating subsidiaries are allocated based on the relative ratios of each of the Managed Funds' Invested Capital or Capital Commitments, as defined. Affiliates of the Manager are the general partner or managing member of each of the Managed Funds.

     Certain employees of the operating subsidiaries of the Managed Funds receive profit sharing arrangements from the Manager, pursuant to which they receive a portion of the Manager's incentive return from these funds. The Managed Funds and their operating subsidiaries are not required to reimburse the Manager for these expenses and such expenses are excluded from the expense allocation agreement among the Managed Funds. Compensation and benefits are therefore presented net of any employee profit sharing accrual above on the statement of operations. For the six months ended June 30, 2007, FRIT made no incentive return payments to employees.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     The balance of Due From Affiliates is comprised of amounts funded on behalf of operating subsidiaries of other Managed Funds of $9.4 million, and $7.9 million funded on behalf of Combined Fund I. The balance of Due To Affiliates is comprised of amounts funded on behalf of FRIT by other Managed Funds of $9.6 million.

     Other assets are comprised primarily of a $23 million receivable due from the underwriter from the sale of Crown Castle International Corp shares on June 28, 2007.

4.   FOREIGN CURRENCY CONTRACTS

     FRIT has entered into foreign currency forward sale contracts to hedge its exposure to changes in foreign currency exchange rates with respect to its foreign investments. Such contracts are detailed as follows:

           Notional                 Fair Value of
            Amount     Maturity   Asset/(Liability)
Currency    (000s)       Date           (000s)
--------   --------   ---------   -----------------
   GBP      114,152    9/6/2007       $ (7,308)
   GBP       87,848    9/7/2007         (6,995)
   EUR       20,000   9/10/2007            (42)
   EUR       54,611   12/7/2007            (33)
                                      --------
                                      $(14,378)
                                      ========

5.   DEBT, COMMITMENTS AND CONTINGENCIES

     STOCK LOAN - In June 2006, FRIT Holdings LLC ("Holdings") pledged 6.7 million shares of Mapeley Limited, 19.7 million shares of Global Signal Inc., and 7.4 million shares of Brookdale Senior Living Inc. as collateral for a $600 million financing from Deutsche Bank AG. Of the $600 million available, $550 million has been drawn to date and, net of loan costs, distributed to Holdings to repay prior financing and provide general liquidity. The remaining $50 million is available to provide for future liquidity needs. The loan bears interest at three month LIBOR plus 3.5% (approximately 8.85% at June 30, 2007) and matures in December 2007. The loan requires a 50% Loan to Value ("LTV") ratio. As of June 30, 2007 the loan had an LTV ratio of 8.92%. During the six months ended June 30, 2007, Holdings repaid $410 million on the stock loan. For the six months ended June 30, 2007, the average balance outstanding was approximately $334.81 million or $334.81 per share and the average interest rate paid was approximately 8.86% before the inclusion of unused commitment and other fees, 9.32% after inclusion of such fees. Holdings believes that for similar financial instruments with comparable credit risks, its effective rate approximates a market rate. Accordingly, the carrying amount outstanding is believed to approximate fair value.

     The entire stock loan was repaid in July 2007 out of proceeds received from the transactions described in Note 6.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2007

     GUARANTEE OF SUBSIDIARY'S OBLIGATION - A subsidiary of FRIT Holdings LLC is a party to swap transactions relating to FRIT's investment in FRIT Palazzo Due LLC. FRIT has guaranteed, with no limit through 2032, the subsidiary's obligations, if any, to pay under the terms of the swap agreements. The swaps settle semi-annually.

     PENDING LITIGATION - On September 15, 2005, a lawsuit captioned David T. Atkins et al. v. Apollo Real Estate Advisors, L.P. et al. was brought on behalf of current and former limited partners in certain investing partnerships related to the sale of certain Brookdale facilities to Ventas Realty Limited Partnerships against a number of defendants, including a subsidiary of the Manager. The suit alleges that the defendants improperly obtained certain rights with respect to such facilities from the investing partnerships. The plaintiffs have asked for damages in excess of $100 million on each of nine counts, as to which the Manager is named as defendant on seven counts, including treble damages with respect to certain counts. The Manager has filed an action to have itself removed as a named defendant in this case, and the subsidiary has filed a motion to dismiss the claims and continues to vigorously defend this action.

     Under the terms of the Advisory Agreement between the Manager and FRIT, FRIT has agreed to indemnify the Manager against any liabilities and expenses, including reasonable counsel fees, fines and penalties, in connection with the defense or disposition of any action, suit or other proceeding.

     The Manager believes that the resolution of this action will not result in a liability that would have a material adverse affect on the financial condition, liquidity or results of operations of FRIT.

6. MERGER OF CROWN CASTLE INTERNATIONAL CORP. WITH GLOBAL SIGNAL INC. AND SALE OF CROWN CASTLE INTERNATIONAL CORP.

     On January 12, 2007, Global Signal Inc. ("GSL") completed its announced merger with Crown Castle International Corp. ("Crown Castle") and CCGS Holdings LLC, a wholly owned subsidiary of Crown Castle ("Merger Sub"). Prior to the merger, FRIT exercised its options in GSL in order to receive consideration for those shares as part of the merger. In connection with the merger, FRIT received $8.16 in cash proceeds and approximately 1.375 shares of Crown Castle common stock in exchange for each share of GSL stock. Subsequent to the merger, FRIT and its controlled affiliates sold a combined 7.4 million Crown Castle shares back to Crown Castle at a price of $33.87 per share. Total proceeds from the merger and subsequent sale were used to partially pay down the stock loan. Of the remaining 20.5 million shares of Crown Castle, 19.8 million shares were pledged as collateral for the stock loan in place of the 19.7 million shares of GSL held at December 31, 2006.

     On June 28, 2007, FRIT sold 20,488,209 shares of Crown Castle at a $35.30 per share through an underwritten offering. Net proceeds from this offering, which are reflected as Proceeds Due From Underwriter on the Schedule of Investments, were $597.4 million (includes $14.4 million in a cash collateral account, net of repaying the remaining $140 million of the stock loan - Note 5) and were received on July 5, 2007. The remaining 2,000 Crown Castle shares are expected to be sold under a separate offering.

FORTRESS REGISTERED INVESTMENT TRUST
Supplemental Information (Unaudited)

I. Board of Trustee Information

Aggregate remuneration paid by Fortress Registered Investment Trust ("the Registrant") during the period January 1 to June 30, 2007, to all trustees equals $59,875.

The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the percentage of portfolio holdings of the Registrant as of June 30, 2007, by industry based on the fair value of each investment:

Cash and Cash Equivalents                   46.4%
Real Property and Real Property Companies   20.3%
Senior Living                               23.6%
Loan Servicing                               1.2%
Nonperforming Mortgage Loans                 6.1%
Government Securities                        1.2%
Mortgage Loans                               1.2%

ITEM 2. CODE OF ETHICS.

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the unaudited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There have not been any changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b)  Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust


By: /s/ Jeffrey Rosenthal
    --------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: 9/10/07
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    --------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: 9/10/07
      -------------


By: /s/ Jeffrey Rosenthal
    --------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: 9/10/07
      -------------


                                       21